Segment and Geographic Information	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Segment and Geographic Information [Abstract]
Segment and Geographic Information
21.	Segment and Geographic Information

Segment Information

The business segments are determined based on the products and services provided and reflect the manner in which financial information is evaluated by management. Prior to the quarter ended June 30, 2012, the Company had one reportable segment. Following the acquisition of substantially all of the assets of Grubb & Ellis, the Company has changed its segment reporting structure. As a result, beginning with the quarter ended June 30, 2012, the Company’s operations consist of two reportable segments, Financial Services and Real Estate Services. Accordingly, all segment information presented herein reflects the Company’s revised segment reporting structure for all periods presented. Financial Services provides financial intermediary services to the financial markets, integrated voice and electronic brokerage and trade execution services in a broad range of products and services, including global fixed income securities, equities, futures, foreign exchange, derivatives and other instruments, including proprietary market data offerings thereon. Real Estate Services includes commercial real estate brokerage and sales and related real estate financial services, consulting, project and development management, and property and facilities management.

The Company evaluates the performance and reviews the results of the segments based on each segment’s “income (loss) from operations before income taxes.” The Company’s segment information does not include analysis of assets by segment. Except for goodwill, the Company does not allocate assets by operating segment, nor does management evaluate operating segments using discrete asset information. See Note 15 for goodwill by reportable segment.

Selected financial information for the Company’s segments is presented below. The amounts shown below for the Financial Services and Real Estate Services segments reflect the amounts that are used by management to allocate resources and assess performance, which is based on each segment’s “income (loss) from operations before income taxes.” In addition to the two business segments, the tables below include a “Corporate Items” category, which includes fees from related parties and interest income as well as unallocated expenses, such as the grant of exchangeability to limited partnership units, allocations of net income to founding/working partner units and limited partnership units, certain professional and consulting fees, executive compensation and interest expense, which are managed separately at the corporate level.

Three months ended March 31, 2012 (dollars in thousands):

	Financial Services	Real Estate Services	Corporate Items	Total
Brokerage revenues:
Rates	$146,884	$—	$—	$146,884
Credit	84,371	—	—	84,371
Foreign exchange	58,731	—	—	58,731
Equities and other asset classes	43,821	—	—	43,821
Real estate	—	38,426	—	38,426

Real estate management services	—	892	—	892
Market data	4,964	—	—	4,964
Software solutions	2,449	—	—	2,449
Fees from related parties	2,904	—	9,643	12,547
Losses on equity investments	—	—	(2,456)	(2,456)
Other revenues	21	1,925	191	2,137

Total non-interest revenues	344,145	41,243	7,378	392,766
Interest income	491	174	1,530	2,195

Total revenues	344,636	41,417	8,908	394,961
Interest expense	1,654	181	5,723	7,558
Other expenses	266,531	42,485	59,475	368,491

Income (loss) from operations before income taxes	$76,451	$(1,249)	$(56,290)	$18,912

For the three months ended March 31, 2012, the Real Estate Services segment income (loss) from operations before income taxes excludes the $2.6 million related to the collection of receivables and associated expenses that were capitalized as part of acquisition accounting.

Three months ended March 31, 2011 (dollars in thousands):

	Financial Services	Real Estate Services	Corporate Items	Total
Brokerage revenues:
Rates	$152,810	$—	$—	$152,810
Credit	87,193	—	—	87,193
Foreign exchange	54,219	—	—	54,219
Equities and other asset classes	48,601	—	—	48,601
Real estate	—	—	—	—

Real estate management services	—	—	—	—
Market data	4,576	—	—	4,576
Software solutions	2,133	—	—	2,133
Fees from related parties	3,613	—	11,822	15,435
Losses on equity investments	—	—	(1,661)	(1,661)
Other revenues	109	—	202	311

Total non-interest revenues	353,254	—	10,363	363,617
Interest income	(623)	—	2,029	1,406

Total revenues	352,631	—	12,392	365,023
Interest expense	406	—	3,989	4,395
Other expenses	280,034	—	56,055	336,089

Income (loss) from operations before income taxes	$72,191	$—	$(47,652)	$24,539

Geographic Information

The Company offers products and services in the U.S., U.K., Asia (including Australia), France, Other Americas, Other Europe, and the Middle East and Africa region (defined as the “MEA” region). Information regarding revenues for the three months ended March 31, 2012 and 2011, and information regarding long-lived assets (defined as loans, forgivable loans and other receivables from employees and partners, net, fixed assets, net, certain other investments, goodwill, other intangible assets, net of accumulated amortization, and rent and other deposits) in the geographic areas as of March 31, 2012 and December 31, 2011, were as follows (in thousands):

	Three Months Ended March 31,
	2012	2011
Revenues:
United States	$145,197	$97,217
United Kingdom	143,015	161,889
Asia	56,778	57,761
France	28,523	28,654
Other Americas	11,888	10,987
Other Europe/MEA	9,560	8,515

Total revenues	$394,961	$365,023

	March 31,	December 31,
	2012	2011
Long-lived assets:
United States	$262,401	$293,912
United Kingdom	192,652	139,741
Asia	51,086	48,338
France	10,977	10,044
Other Americas	21,148	19,556
Other Europe/MEA	9,158	9,129

Total long-lived assets	$547,422	$520,720

20.	Segment and Geographic Information

Segment Information

The business segments are determined based on the products and services provided and reflect the manner in which financial information is evaluated by management. Prior to the quarter ended June 30, 2012, the Company had one reportable segment. Following the acquisition of substantially all of the assets of Grubb & Ellis, the Company has changed its segment reporting structure. As a result, beginning with the quarter ended June 30, 2012, the Company’s operations consist of two reportable segments, Financial Services and Real Estate Services. Accordingly, all segment information presented herein reflects the Company’s revised segment reporting structure for all periods presented. Financial Services provides financial intermediary services to the financial markets, integrated voice and electronic brokerage and trade execution services in a broad range of products and services, including global fixed income securities, equities, futures, foreign exchange, derivatives and other instruments, including proprietary market data offerings thereon. Real Estate Services includes commercial real estate brokerage and sales and related real estate financial services, consulting, project and development management, and property and facilities management.

The Company evaluates the performance and reviews the results of the segments based on each segment’s “income (loss) from operations before income taxes.” The Company’s segment information does not include analysis of assets by segment. Except for goodwill, the Company does not allocate assets by operating segment, nor does management evaluate operating segments using discrete asset information. See Note 14 for goodwill by reportable segment.

Selected financial information for the Company’s segments is presented below. The amounts shown below for the Financial Services and Real Estate Services segments reflect the amounts that are used by management to allocate resources and assess performance, which is based on each segment’s “income (loss) from operations before income taxes.” In addition to the two business segments, the tables below include a “Corporate Items” category, which includes fees from related parties and interest income as well as unallocated expenses, such as the grant of exchangeability to limited partnership units, allocations of net income to founding/working partner units and limited partnership units, certain professional and consulting fees, executive compensation and interest expense, which are managed separately at the corporate level.

Year ended December 31, 2011 (dollars in thousands):

	Financial Services	Real Estate Services	Corporate Items	Total
Brokerage revenues:
Rates	$578,453	$—	$—	$578,453
Credit	314,982	—	—	314,982
Foreign exchange	218,352	—	—	218,352
Equities and other asset classes	214,497	—	—	214,497
Real estate	—	44,980	—	44,980
Real estate management services	—	1,222	—	1,222
Market data	17,772	—	—	17,772
Software solutions	9,190	—	—	9,190
Fees from related parties	13,250	—	48,977	62,227
Losses on equity investments	—	—	(6,605)	(6,605)
Other revenues	1,920	1,390	864	4,174

Total non-interest revenues	1,368,416	47,592	43,236	1,459,244
Interest income	1,490	90	3,861	5,441

Total revenues	1,369,906	47,682	47,097	1,464,685
Interest expense	1,470	184	22,952	24,606
Other expenses	1,079,959	41,753	264,008	1,385,720

Income (loss) from operations before income taxes	$288,477	$5,745	$(239,863)	$54,359

For the year ended December 31, 2011, the Real Estate Services segment income (loss) from operations before income taxes excludes $3.8 million related to the collection of receivables and associated expenses that were capitalized as part of acquisition accounting.

Year ended December 31, 2010 (dollars in thousands):

	Financial Services	Real Estate Services	Corporate Items	Total
Brokerage revenues:
Rates	$556,192	$—	$—	$556,192
Credit	311,029	—	—	311,029
Foreign exchange	183,848	—	—	183,848
Equities and other asset classes	177,601	—	—	177,601
Real estate	—	—	—	—
Real estate management services	—	—	—	—
Market data	18,314	—	—	18,314
Software solutions	7,804	—	—	7,804
Fees from related parties	15,905	—	50,091	65,996
Losses on equity investments	—	—	(6,940)	(6,940)
Other revenues	1,859	—	12,101	13,960

Total non-interest revenues	1,272,552	—	55,252	1,327,804
Interest income	969	—	2,339	3,308

Total revenues	1,273,521	—	57,591	1,331,112
Interest expense	1,060	—	13,020	14,080
Other expenses	1,042,564	—	217,553	1,260,117

Income (loss) from operations before income taxes	$229,897	$—	$(172,982)	$56,915

Year ended December 31, 2009 (dollars in thousands):

	Financial Services	Real Estate Services	Corporate Items	Total
Brokerage revenues:
Rates	$483,221	$—	$—	$483,221
Credit	331,383	—	—	331,383
Foreign exchange	136,497	—	—	136,497
Equities and other asset classes	122,484	—	—	122,484
Real estate	—	—	—	—
Real estate management services	—	—	—	—
Market data	17,953	—	—	17,953
Software solutions	7,419	—	—	7,419
Fees from related parties	17,673	—	41,204	58,877
Losses on equity investments	—	—	(8,687)	(8,687)
Other revenues	1,998	—	3,925	5,923

Total non-interest revenues	1,118,628	—	36,442	1,155,070
Interest income	1,328	—	5,924	7,252

Total revenues	1,119,956	—	42,366	1,162,322
Interest expense	1,949	—	7,971	9,920
Other expenses	940,876	—	147,038	1,087,914

Income (loss) from operations before income taxes	$177,131	$—	$(112,643)	$64,488

Geographic Information

The Company offers products and services in the U.K., U.S., France, Asia (including Australia), Other Americas, Other Europe, and the Middle East and Africa region (defined as the “MEA” region). Information regarding revenues for the years ended December 31, 2011, 2010 and 2009, respectively, and information regarding long-lived assets (defined as loans, forgivable loans and other receivables from employees and partners, net, fixed assets, net, certain other investments, goodwill, other intangible assets, net of accumulated amortization, and rent and other deposits) in the geographic areas as of December 31, 2011 and December 31, 2010, respectively, were as follows (in thousands):

	Year Ended December 31,
	2011	2010	2009
Revenues:
United Kingdom	$608,496	$570,058	$508,314
United States	416,742	372,421	276,674
Asia	232,755	200,431	167,230
France	124,646	120,777	170,186
Other Americas	43,870	37,397	16,639
Other Europe/MEA	38,176	30,028	23,279

Total revenues	$1,464,685	$1,331,112	$1,162,322

	As of December 31,
	2011	2010
Long-lived assets:
United Kingdom	$139,741	$151,132
United States	293,912	169,399
Asia	48,338	44,229
France	10,044	11,706
Other Americas	19,556	21,128
Other Europe/MEA	9,129	3,509

Total long-lived assets	$520,720	$401,103